RELATED PARTY TRANSACTIONS- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 2,712	$ 2,624
Non-executive director's fees	185	82
Non-executive director's deferred share units	4,251	731
Share-based payments	2,713	2,836
Key management personnel compensation	$ 9,861	$ 6,273